Finance Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							0 Months Ended						1 Months Ended		1 Months Ended
	Oct. 31, 2012 Segment	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Trac Funding Facility	Oct. 31, 2011 Trac Funding Facility	Oct. 31, 2012 Financial Services Operations	Oct. 31, 2011 Financial Services Operations	Nov. 02, 2011 Financial Services Operations Navistar Financial Retail Receivables Corporation	Oct. 31, 2012 Financial Services Operations Borrowings Secured By Operating And Finance Leases Trac Funding Facility	Oct. 31, 2012 Wholesale Portfolio Financial Services Operations Variable Interest Entity, Primary Beneficiary	Oct. 31, 2011 Wholesale Portfolio Financial Services Operations Variable Interest Entity, Primary Beneficiary	Oct. 31, 2012 Wholesale Portfolio Financial Services Operations Variable Interest Entity, Primary Beneficiary Variable Funding Notes	Oct. 31, 2011 Wholesale Portfolio Financial Services Operations Variable Interest Entity, Primary Beneficiary Variable Funding Notes	Oct. 31, 2011 Wholesale Portfolio Financial Services Operations Variable Interest Entity, Primary Beneficiary Investor Notes January 2012	Oct. 31, 2012 Wholesale Portfolio Financial Services Operations Variable Interest Entity, Primary Beneficiary Investor Notes January 2012	Oct. 31, 2011 Wholesale Portfolio Financial Services Operations Variable Interest Entity, Primary Beneficiary Investor Notes October 2012	Oct. 31, 2012 Wholesale Portfolio Financial Services Operations Variable Interest Entity, Primary Beneficiary Investor Notes October 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets Net Of Intercompany Balances						$ 2,600	$ 3,500
Loans and Leases Receivable, Net Amount	2,100	2,900
Financing Receivable By Class Number of Portfolio Segments	2
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale	4,600	4,500	1,500
Debt Instrument, Unused Borrowing Capacity, Amount				74	9							450	170
Proceeds from investor notes								224
Extinguishment of debt, amount														250		350
Debt Instrument, Face Amount									125	974	1,100	750	500	250	0	350	0
Finance Receivables Retail Accounts Collateral For Borrowed Securities				103	174
Cash Collateral for Borrowed Securities				$ 43	$ 33